Stock-Based Compensation (Details) - Schedule of Other Share Based Compensation Information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Share Based Compensation Information Abstract
Amount received from option exercised		$ 209,280	$ 245,748	$ 576,528
Total unrecognized options compensation costs		$ 1.63		$ 2.55
Weighted average remaining recognition period	3966817 years		6195461 years